OPERATING LEASES AND COMMITMENTS	12 Months Ended
Dec. 31, 2022
OPERATING LEASES AND COMMITMENTS
OPERATING LEASES AND COMMITMENTS

NOTE 9 – OPERATING LEASES AND COMMITMENTS

Effective for annual reporting periods beginning on or after January 1, 2019, IFRS 16 introduced a new approach to lessee accounting that requires a lessee to recognize assets and liabilities for the rights and obligations created by leases. IFRS 16 requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months. The IASB concluded that such an approach will result in a more faithful representation of a lessee’s assets and liabilities and, together with enhanced disclosures, greater transparency of a lessee’s financial leverage and capital employed.

We adopted this standard on January 1, 2019, with an immaterial cumulative adjustment of $11,667 to accumulated deficit rather than retrospectively adjusting prior periods. This adoption approach resulted in a balance sheet presentation that is not comparable to the prior period.

We used an incremental borrowing rate as a discount rate for our operating leases. The discount rate ranges from 4.75% to 5.00% and the average remaining years for our lease are 0.71 year as of December 31, 2022.

The following table provides the changes in the Corporation’s operating lease right-of-use assets for the year ended December 31, 2022, 2021 and 2020 respectively:

In Thousands of US Dollars
Operation lease right-of-use asset
Balances as of January 1, 2022	$384
Adjustment office lease	(4)
Accumulated amortization	(222)
Balances as of December 31, 2022	$158

In Thousands of US Dollars
Operation lease right-of-use asset
Balances as of January 1, 2021	$422
Renewed office lease	184
Accumulated amortization	(222)
Balances as of December 31, 2021	$384
In Thousands of US Dollars
Operation lease right-of-use asset
Balances as of January 1, 2020	$136
Renewed office lease	533
Accumulated amortization	(247)
Balances as of December 31, 2020	$422

The following table provides the changes in the Corporation’s operating lease liability for the year ended December 31, 2022, 2021 and 2020 respectively:

In Thousands of US Dollars
Total
Balances as of January 1, 2022	$391
Adjustment office lease	(4)
Repayments of lease liability	(229)
Interest expenser	15
Balances as of December 31, 2022	$173
Lease liability due within one year	$173
Lease liability long term	$-

The total future commitment payment amount for above lease is $175,910 compared to an outstanding lease liability of $172,942 as of December 31, 2022. The difference is due to borrowing rate discount.

In Thousands of US Dollars
Total
Balances as of January 1, 2021	$426
Renewed office lease	184
Repayments of lease liability	(238)
Interest expenser	19
Balances as of December 31, 2021	$391
Lease liability due within one year	$228
Lease liability long term	$163

The total future commitment payment amount for above lease is $409,279 compared to an outstanding lease liability of $391,459 as of December 31, 2021. The difference is due to borrowing rate discount.

In Thousands of US Dollars
Total
Balances as of January 1, 2020	$147
Renewed office lease	533
Repayments of lease liability	(265)
Interest expense	11
Balances as of December 31, 2020	$426
Lease liability due within one year	$193
Lease liability long term	$233

The total future commitment payment amount for above lease is $454,092 compared to an outstanding lease liability of $425,620 as of December 31, 2020. The difference is due to borrowing rate discount.